Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Profit / (Loss) for the period	€ 15,198	€ (179,172)	€ (48,262)
Income taxes	(161,000)	(268)	600
Loss before tax	(145,802)	(179,440)	(47,662)
Adjustments to reconcile loss before tax to net cash flows:
Depreciation and amortization of property, plant, equipment and intangible assets	38,744	33,896	21,984
Share-based payment expense	32,142	30,236	7,641
Net foreign exchange differences	41,275	70	459
(Gain) / Loss on disposal of property, plant and equipment	595	542	(14)
Finance income	(1,564)	(1,782)	(1,996)
Interest on lease liability	2,003	1,717	1,721
Finance expense	20,336	326	48
Movements in government grants	91,951
Share of loss of an associate and a joint venture			84
Other non-cash income	1,749
Working capital adjustments:
Decrease / (Increase) in trade receivable and contract assets	(247,886)	2,939	(18,732)
Decrease / (Increase) in inventories	(49,794)	(5,798)	(1,253)
(Decrease) / Increase in trade payables, other liabilities, contract liabilities and provisions	204,583	(80,577)	(21,080)
Interest received	1,444	1,256	1,996
Interest paid	(3,628)	(2,044)	(1,769)
Income tax received (paid), net	378	122	(304)
Net cash flows used in operating activities	(13,474)	(198,537)	(58,877)
Investing activities
Purchase of property, plant and equipment	(66,033)	(38,592)	(29,901)
Proceeds from sale of property, plant and equipment	1,241	21	705
Purchase of intangibles assets and right-of-use assets	(19,413)	(32,488)	(37,256)
Acquisition of subsidiaries and businesses, net of cash acquired	(60,643)	(6,056)
Net cash flows used in investing activities	(144,848)	(77,115)	(66,452)
Financing activities
Proceeds from issuance of share capital, net of costs	753,007	375,351	361,725
Proceeds from loans and borrowings	156,027	11,000	5,600
Repayment of loans and borrowings	(1,566)
Payments related to lease liabilities	(12,743)	(3,061)	(2,148)
Net cash flows from financing activities	894,725	383,290	365,177
Net increase in cash and cash equivalents	736,403	107,638	239,848
Change in cash and cash equivalents resulting from exchange rate differences	(45,343)	16	(459)
Cash and cash equivalents at January 1	519,149	411,495	172,106
Cash and cash equivalents at December 31	€ 1,210,209	€ 519,149	€ 411,495